UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1735

FPA New Income, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA New Income, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant's telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2007

ITEM 1. Schedule of Investments.

FPA New Income, Inc.

Portfolio of Investments

December 31, 2007 (unaudited)

BONDS & DEBENTURES	Principal Amount	Value

U.S. AGENCIES SECURITIES — 29.0%
Federal Agricultural Mortgage Corporation
— 4.25% 2008	$23,424,000	$23,473,893
— 4.875% 2011†	19,610,000	20,221,440
Federal Farm Credit Bank
— 4.875% 2008	25,000,000	25,132,500
— 5% 2008	43,000,000	43,438,600
— 5% 2010	20,000,000	20,129,800
— 5.15% 2008	25,000,000	25,168,250
— 5.25% 2009	49,630,000	50,646,919
— 5.5% 2008	25,000,000	25,215,750
— 5.55% 2012	17,440,000	18,076,211
Federal Home Loan Bank
— 3.5% 2009	15,000,000	14,957,400
— 4.75% 2009	75,000,000	76,029,000
— 5.25% 2009	135,780,000	138,586,572
— 5.3% 2011	17,000,000	17,488,240
Tennessee Valley Housing Authority — 5.375% 2008	51,512,000	51,856,084
TOTAL U.S. AGENCIES SECURITIES		$550,420,659
MORTGAGE-BACKED SECURITIES — 21.4%
BOAA 2003-6 CL 1NC2 — 8% 2033	$1,678,268	$1,737,914
Chase MTG 2003-S14 CL 2A4 — 7.5% 2034	11,849,132	12,448,224
CWHL 2002-36 CL A20 — 5% 2033	380,495	378,379
Federal Home Loan Mortgage Corporation
1534 CL IA — 3.39% 2023 (Floating Rate Note)	488,311	468,578
1552 CL I — 3.39% 2023 (Floating Rate Note)	782,668	750,766
1669 CL HA — 3.54% 2023 (Floating Rate Note)	1,185,136	1,177,942
1671 CL HA — 3.54% 2024 (Floating Rate Note)	3,347,711	3,262,914
1673 CL HB — 3.54% 2024 (Floating Rate Note)	1,000,000	950,530
3080 CL MA — 5% 2018	25,769,931	25,836,675
3003 CL KH — 5% 2034	12,634,777	12,606,728
2792 CL PB — 5.5% 2027	18,536,319	18,657,547
2796 CL BA — 5.5% 2029	5,913,097	5,980,388
2805 CL AB — 5.5% 2030	5,421,715	5,455,004
3241 CL DA — 5.5% 2034	17,283,785	17,345,142
3283 CL PA — 5.5% 2036	24,797,435	25,096,492
3316 CL JP — 5.9% 2031	20,231,979	20,465,051
1804 CL C — 6% 2008	654,876	655,688
3152 CL DB — 6% 2030	23,067,000	24,259,095

1591 CL PV — 6.25% 2023	4,811,127	4,912,690
3164 CL QV — 6.5% 2017	16,479,183	17,132,583
2438 CL MF — 6.5% 2031	4,278,270	4,305,009
2198 CL PS — 7% 2029	9,915,957	10,445,866
3389 CL HT — 7% 2037	21,198,501	22,290,648
2543 CL AD — 8.5% 2016	52,476	53,258
2519 CL ED — 8.5% 2030	411,430	445,603
2626 CL QM — 9% 2018	2,265,059	2,480,353
Federal National Mortgage Association
2003-102 CL EA — 5.5% 2032	2,020,451	2,024,532
2007-42 CL YA — 5.5% 2036	20,360,493	20,471,840
2006-61 CL LU — 6% 2013	8,623,067	8,781,473
2006-66 CL VP — 6% 2015	16,898,772	17,094,291
2003-12 CL AC — 6% 2016	180,954	182,342
1999-24 CL BC — 6% 2029	1,660,220	1,676,988
2005-112 CL NB — 6% 2030	17,960,234	18,330,664
2006-80 CL PD — 6% 2030	15,764,000	15,958,370
2006-69 CL PB — 6% 2032	7,835,000	7,994,129
2007-16 CL AB — 6% 2035	27,048,862	27,369,121
1995-13 CL C — 6.5% 2008	28,572	28,613
2003-59 CL NP — 6.5% 2017	2,243,295	2,321,990
2006-74 CL DA — 6.5% 2034	15,376,525	15,560,275
319-18 — 8% 2032	853,454	924,864
2004-W6 — 8% 2034	7,935,256	8,148,516
Government National Mortgage Association II 1999-47 — 7.5% 2029	2,022,646	2,134,417
JP Morgan MTG Trust 2003-A2 — 4% 2033	964,414	943,853
Wells Fargo Mortgage Backed Securities Tr. 2005-2 CL 1A2 — 8% 2035	17,062,196	17,776,676
TOTAL MORTGAGE-BACKED SECURITIES		$407,322,021
MORTGAGE PASS-THROUGH SECURITIES — 18.6%
Federal Home Loan Mortgage Corporation
M90825 — 3.5% 2008	$3,163,017	$3,150,998
M90828 — 3.5% 2008	4,719,224	4,697,752
M90830 — 3.5% 2008	3,636,852	3,618,922
1Q0102 — 5.891% 2036	26,631,226	27,160,921
1G1939 — 5.939% 2037	15,647,314	16,053,221
J02913 — 6% 2016	3,680,134	3,778,320
G12261 — 6% 2016	4,596,602	4,671,389
E02206 — 6% 2016	3,444,993	3,522,057
J03433 — 6% 2016	10,732,794	11,025,477
J03602 — 6% 2016	1,200,083	1,233,265
J03666 — 6% 2016	887,469	911,555
J03856 — 6% 2016	1,895,279	1,947,210
J04028 — 6% 2016	1,819,090	1,850,087

J04095 — 6% 2017	5,505,601	5,598,866
J04191 — 6% 2017	1,223,646	1,258,153
G12661 — 6% 2017	12,329,404	12,591,404
G12648 — 6% 2017	2,609,548	2,663,983
J04756 — 6% 2017	1,469,461	1,512,487
J04809 — 6% 2017	1,439,171	1,480,993
J04845 — 6% 2017	2,491,855	2,565,165
E02330 — 6% 2016	2,866,638	2,930,564
J05642 — 6% 2017	8,158,605	8,341,439
A26942 — 6.5% 2034	2,450,119	2,522,422
G08107 — 6.5% 2036	10,780,703	11,157,057
P21237 — 6.5% 2036	1,584,979	1,640,358
P50543 — 6.5% 2037	928,052	960,441
Federal National Mortgage Association
725492 — 5.5% 2014	2,925,225	2,963,341
255356 — 5.5% 2014	8,643,083	8,765,469
865963 — 5.953% 2036	15,045,966	15,323,376
253997 — 6% 2011	1,094,795	1,106,991
725258 — 6% 2012	5,654,681	5,736,617
256266 — 6% 2016	5,404,112	5,537,972
256385 — 6% 2016	1,081,265	1,105,388
256502 — 6% 2016	2,407,630	2,469,964
256547 — 6% 2016	16,168,045	16,591,809
256560 — 6% 2017	16,510,732	16,947,276
928002 — 6% 2017	2,004,304	2,057,779
256632 — 6% 2017	5,564,688	5,713,321
928100 — 6% 2017	1,430,701	1,469,058
256683 — 6% 2017	10,306,807	10,581,896
928128 — 6% 2017	1,690,528	1,736,426
928249 — 6% 2017	2,255,623	2,317,653
256743 — 6% 2017	4,152,750	4,267,740
256794 — 6% 2017	8,006,705	8,230,973
256838 — 6% 2017	302,935	311,475
256869 — 6% 2017	18,320,174	18,842,299
820812 — 6.5% 2035	1,575,227	1,619,038
840325 — 6.5% 2035	3,125,371	3,215,100
844274 — 6.5% 2035	4,673,755	4,805,204
844613 — 6.5% 2035	3,492,565	3,592,837
846597 — 6.5% 2035	3,458,388	3,554,574
848420 — 6.5% 2035	7,938,988	8,162,272
845365 — 6.5% 2036	11,463,929	11,792,141
848270 — 6.5% 2036	1,464,965	1,506,907
850655 — 6.5% 2036	6,424,526	6,603,208

851095 — 6.5% 2036	5,542,888	5,701,304
865176 — 6.5% 2036	9,325,693	9,700,178
A43431 — 6.5% 2036	4,448,904	4,575,420
872740 — 6.5% 2036	712,910	734,882
886320 — 6.5% 2036	560,915	573,160
893835 — 6.5% 2036	1,184,635	1,210,590
894362 — 6.5% 2036	1,511,280	1,544,029
894363 — 6.5% 2036	1,472,340	1,504,246
906417 — 6.5% 2036	2,537,170	2,591,947
909540 — 6.5% 2037	2,192,786	2,239,799
923306 — 6.5% 2037	2,054,231	2,098,068
918264 — 6.5% 2037	3,794,188	3,874,739
323282 — 7.5% 2028	1,153,139	1,221,301
TOTAL MORTGAGE PASS-THROUGH SECURITIES		$353,342,273
U.S. TREASURY SECURITIES — 4.4%
U.S. Treasury Inflation-Indexed Notes — 2.375% 2011	$18,946,260	$19,758,877
U.S. Treasury Bills — 3.12% 2008	25,000,000	24,881,650
U.S. Treasury Notes — 4.125% 2008	20,000,000	20,084,375
U.S. Treasury Notes — 4.75% 2012	17,500,000	18,467,969
TOTAL U.S. TREASURY SECURITIES		$83,192,871
CORPORATE BONDS & DEBENTURES — 4.1%
Bayerische Landesbank — 3.29% 2009 (Floating Rate Note)†	$21,000,000	$20,738,130
Qwest Communications International, Inc. — 8.36875% 2009 (Floating Rate Note)	8,015,000	8,015,000
Toyota Motor Credit Corporation — 5.25% 2008	50,000,000	50,082,500
TOTAL CORPORATE BONDS & DEBENTURES		$78,835,630
DERIVATIVE SECURITIES — 0.4%
INTEREST ONLY SECURITIES
Federal Home Loan Mortgage Corporation
2558 CL JW — 5.5% 2022	$14,257,803	$2,192,137
1694 CL L — 6.5% 2023	11,744	94
217 — 6.5% 2032	2,338,424	567,799
Federal National Mortgage Association
2003-64 CL XI — 5% 2033	13,739,086	2,640,481
323 CL 1 — 5.5% 2032	3,291,825	656,324
1994-17 CL JB — 6.5% 2009	105,084	2,873
PRINCIPAL ONLY SECURITY
Federal Home Loan Mortgage Corporation
217 — 6.5% 2032	2,338,424	1,868,985
TOTAL DERIVATIVE SECURITIES		$7,928,693
TOTAL INVESTMENT SECURITIES — 77.9% (Cost $1,463,959,520)		$1,481,042,147
SHORT-TERM CORPORATE NOTES — 21.5% (Cost $408,310,345)
ChevronTexaco Funding Corporation — 4.21% 1/2/08	$50,009,000	$50,003,151
General Electric Capital Corporation — 3.25% 1/2/08	59,946,000	59,940,588

American General Finance Corporation — 5.02% 1/7/08	54,715,000	54,669,222
International Lease Finance Corporation — 4.78% 1/10/08	50,000,000	49,940,250
Federal Home Loan Bank Discount Note — 0% 1/16/08	50,000,000	49,910,416
International Lease Finance Corporation — 4.7% 1/16/08	43,000,000	42,915,792
General Electric Capital Services, Inc. — 4.3% 1/17/08	51,187,000	51,089,176
Federal Farm Credit Bank Discount Note — 4.22% 1/28/08	50,000,000	49,841,750
TOTAL SHORT-TERM CORPORATE NOTES		$408,310,345
TOTAL INVESTMENTS — 99.4% (Cost $1,872,269,865)(A)		$1,889,352,492
Other assets and liabilities, net — 0.6%		12,113,963
TOTAL NET ASSETS — 100.0%		$1,901,466,455

†

Restricted security purchased without registration under the Securities Act of 1933 pursuant to Rule 144A, which generally may be resold only to certain institutional investors prior to registration. Federal Agricultural Mortgage Corporation 4.875% due 2011 was purchased at $97.45 on May 12, 2006. Bayerische Landesbank 3.29% due 2009 was purchased at $100 on April 14, 2004. These restricted securities constituted 2.2% of total net assets at December  31, 2007.

(A)	The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:
	Gross unrealized appreciation:	$20,591,325
	Gross unrealized depreciation:	(3,508,698)
	Net unrealized appreciation:	$17,082,627

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

FPA NEW INCOME, INC.

By:	/s/ ROBERT L. RODRIGUEZ
Robert L. Rodriguez, President
(Principal Executive Officer)

Date:                    February 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities  and  on  the  dates indicated.

FPA NEW INCOME, INC.

By:	/s/ ROBERT L. RODRIGUEZ
Robert L. Rodriguez, President
(Principal Executive Officer)

Date:       February 22, 2008

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:                    February 22, 2008